Investment Strategy - American Century ETF Trust - Avantis All International Core Equity ETF	Sep. 22, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of non-U.S. companies across countries, market sectors and industry groups. The fund may invest in companies of all market capitalizations.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of non-U.S. companies.
The fund seeks to provide diversified exposure to international markets by investing primarily in non-U.S. developed countries and emerging markets worldwide. Notwithstanding its primary investment focus, the fund may also allocate a portion of its assets to U.S. companies when they complement the portfolio's overall investment strategy.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund’s initial investment portfolio is expected to be acquired through in-kind contributions of eligible securities. To the extent the fund acquires other exchange-traded funds (ETFs) in this manner, the fund generally expects to hold such ETFs, which may represent a significant portion of the fund’s assets, as long-term investments, other than dispositions to satisfy redemption requests or in response to market-moving events or significant market movements that were not anticipated at the time of contribution.
The fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities.